LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY - Summary of loan composition - (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 545,707,995	$ 472,488,814	$ 513,760,783
Less allowance for loan losses	6,490,649	5,899,488	8,635,059
Loans, net	539,217,346	466,589,326	505,125,724
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	545,708,000	472,489,000
Less allowance for loan losses	6,491,000	5,899,000
Loans, net	539,217,000	466,590,000
% of Total	100.00%	100.00%
Loans Receivable | Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	201,363,000	154,011,000
Less allowance for loan losses	2,676,000	1,965,000
Loans, net	198,687,000
% of Total	36.90%	32.60%
Loans Receivable | Commercial real estate ("CRE") Owner-occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	112,040,000	111,179,000
Less allowance for loan losses	536,000	347,000
Loans, net	111,504,000
% of Total	20.50%	23.50%
Loans Receivable | CRE Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	71,520,000	66,577,000
Less allowance for loan losses	298,000	393,000
Loans, net	71,222,000
% of Total	13.10%	14.10%
Loans Receivable | Construction & Land Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	26,964,000	24,774,000
Less allowance for loan losses	1,904,000	2,035,000
Loans, net	25,060,000
% of Total	5.00%	5.20%
Loans Receivable | Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,670,000	9,363,000
Less allowance for loan losses	120,000	311,000
Loans, net	7,550,000
% of Total	1.40%	2.00%
Loans Receivable | Residential First Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	79,543,000	56,392,000
Less allowance for loan losses	506,000	405,000
Loans, net	79,037,000
% of Total	14.60%	11.90%
Loans Receivable | Residential Junior Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	40,928,000	42,699,000
Less allowance for loan losses	431,000	419,000
Loans, net	40,497,000
% of Total	7.50%	9.00%
Loans Receivable | Retail & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,680,000	7,494,000
Less allowance for loan losses	20,000	24,000
Loans, net	$ 5,660,000
% of Total	1.00%	1.70%